Shareholders' equity (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Oct. 27, 2014 shares	Nov. 27, 2013 item $ / shares shares	Jul. 01, 2013 USD ($) item $ / shares shares	Jun. 07, 2013 $ / shares shares	Mar. 31, 2013 shares	Mar. 20, 2013 shares	Mar. 31, 2015 USD ($) Vote $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Oct. 26, 2014	Apr. 30, 2013 USD ($)
Shareholders' equity
Number of shares issued				30,593,080			32,851,345	32,758,535
Number of shares outstanding				30,593,080			32,851,345	32,758,535
Outstanding amount of dividend payable | $							$ 0			$ 30,480
Share split ratio				0.0357
Number of shares authorized				80,000,000			80,000,000	80,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0			$ 0	$ 0
Number of classes of shares | item			2
Class A ordinary shares
Shareholders' equity
Number of shares issued			3,120,675
Number of shares outstanding			3,120,675
Number of votes per ordinary share | Vote							1
Class A ordinary shares | Initial public offering
Shareholders' equity
Number of shares issued			2,046,035
Share price (in dollars per share) | $ / shares			$ 17.00
Net proceeds from offering, after deducting underwriting discount and commissions and offering expenses | $			$ 31,036
Class B ordinary shares
Shareholders' equity
Number of shares issued			27,472,405
Number of shares outstanding			27,472,405
Number of votes per ordinary share | Vote							10
Minority shareholders
Shareholders' equity
Outstanding amount of dividend payable | $										5,280
Payment of dividend to shareholders | $								$ 5,387
Number of minority shareholders that sold stock | item		1
Minority shareholders | Class A ordinary shares
Shareholders' equity
Share price (in dollars per share) | $ / shares		$ 34.00
Number of shares sold by minority shareholders		2,800,000
IBS Group
Shareholders' equity
Outstanding amount of dividend payable | $										$ 25,200
Payment of dividend to shareholders | $								$ 25,200
Number of shares of reporting entity issued for each share of parent in transaction	0.95
Ownership percentage held by IBS Group	44.20%								68.60%
IBS Group | Class B ordinary shares
Shareholders' equity
Number of shares converted by parent in transaction							8,003,828
Before adjustment | Retroactive adjustment for share split
Shareholders' equity
Number of shares issued				1,092,610	1,092,610	1,065,249
Number of shares outstanding				1,092,610	1,092,610	1,065,249
Shares issued pursuant to Share-Based Compensation plan					27,361
Number of shares authorized				1,300,000
Common stock, par value (in dollars per share) | $ / shares				$ 0
Before adjustment | Retroactive adjustment for share split | FOSS
Shareholders' equity
Number of shares issued pursuant to purchase agreement						1,021